                        [NATIONWIDE LIFE INSURANCE LOGO]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3



                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                        [NATIONWIDE LIFE INSURANCE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                         [PICTURE OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Variable Account-3.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.

                         /s/ Joseph J. Gasper, President
                           Joseph J. Gasper, President

                          NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:

      Van Kampen American Capital LIT - Asset Allocation Fund
         2,883,503 shares (cost $33,015,552) ..........................................    $34,342,522

      Van Kampen American Capital LIT - Domestic Income Fund
         1,014,923 shares (cost $8,317,886) ...........................................      8,373,111

      Van Kampen American Capital LIT - Emerging Growth Fund
         210,443 shares (cost $2,953,349) .............................................      3,461,794

      Van Kampen American Capital LIT - Enterprise Fund
         2,224,853 shares (cost $34,380,523) ..........................................     40,292,094

      Van Kampen American Capital LIT - Global Equity Fund
         64,286 shares (cost $787,255) ................................................        706,508

      Van Kampen American Capital LIT - Government Fund
         528,831 shares (cost $4,598,397) .............................................      4,717,176

      Van Kampen American Capital LIT - Money Market Fund
         6,873,994 shares (cost $6,873,994) ...........................................      6,873,994

      Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio
         43,857 shares (cost $668,768) ................................................        695,137
                                                                                           -----------

            Total investments .........................................................     99,462,336

   Accounts receivable ................................................................          1,792
                                                                                           -----------

            Total assets ..............................................................     99,464,128

ACCOUNTS PAYABLE ......................................................................            130
                                                                                           -----------

CONTRACT OWNERS' EQUITY ...............................................................    $99,463,998
                                                                                           ===========

                                                                                        ANNUAL
Contract owners' equity represented by:            UNITS      UNIT VALUE                RETURN
                                                 --------     ----------                -------
   Contracts in accumulation phase:

Van Kampen American Capital LIT  -
Asset Allocation Fund:
   Tax qualified ........................        422,523    $ 28.743704   $12,144,876     20%
   Non-tax qualified ....................        771,497      28.743704    22,175,681     20%

Van Kampen American Capital LIT - .......
Domestic Income Fund:
   Tax qualified ........................        124,140      18.437191     2,288,793     10%
   Non-tax qualified ....................        329,087      18.437191     6,067,440     10%

Van Kampen American Capital LIT - .......
Emerging Growth Fund:
   Tax qualified ........................         58,542      15.921536       932,079     19%
   Non-tax qualified ....................        158,887      15.921536     2,529,725     19%

Van Kampen American Capital LIT - .......
Enterprise Fund:
   Tax qualified ........................        316,766      40.944001    12,969,667     29%
   Non-tax qualified ....................        666,789      40.944001    27,301,009     29%

Van Kampen American Capital LIT - .......
Global Equity Fund:
   Tax qualified ........................         20,265      13.493564       273,447     14%
   Non-tax qualified ....................         32,094      13.493564       433,062     14%

Van Kampen American Capital LIT - .......
Government Fund:
   Tax qualified ........................         61,597      16.168107       995,907      8%
   Non-tax qualified ....................        228,036      16.168107     3,686,910      8%

Van Kampen American Capital LIT - .......
Money Market Fund:
   Tax qualified ........................        108,657      14.734706     1,601,029      4%
   Non-tax qualified ....................        356,149      14.734706     5,247,751      4%

Van Kampen American Capital LIT - Morgan
Stanley Real Estate Securities Portfolio:
   Tax qualified ........................          9,466      17.901858       169,459     20%
   Non-tax qualified ....................         29,364      17.901858       525,670     20%
                                                 =======      =========

   Reserves for annuity contracts in payout phase:
         Tax qualified ...................                                      1,862
         Non-tax qualified ...............                                    119,631
                                                                            ---------
                                                                          $99,463,998
                                                                          ===========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-3
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996
          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)

                                                               TOTAL                    ASSET ALLOCATION FUND
                                                   ------------------------------  ------------------------------
                                                        1997           1996             1997             1996
                                                   --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $  2,882,784        3,360,097        1,323,309        1,341,790
Mortality, expense and administration
  charges (note 2) ............................      (1,297,462)      (1,335,708)        (447,791)        (474,565)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................       1,585,322        2,024,389          875,518          867,225
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........      42,955,530       44,991,214       10,382,595        7,543,626
Cost of mutual fund shares sold ...............     (40,204,323)     (43,680,536)     (10,464,852)      (7,373,798)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........       2,751,207        1,310,678          (82,257)         169,828
Change in unrealized gain (loss) on investments       4,412,174        1,290,651        1,899,930         (771,268)
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............       7,163,381        2,601,329        1,817,673         (601,440)
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................       9,294,629        7,890,706        3,495,122        3,904,620
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      18,043,332       12,516,424        6,188,313        4,170,405
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................       2,333,844        4,521,793          523,984        1,749,286
Transfers between funds .......................              --               --       (2,491,298)         569,459
Redemptions ...................................     (20,007,928)     (19,642,633)      (6,275,268)      (5,641,778)
Annuity benefits ..............................         (17,547)         (15,629)          (5,559)          (4,967)
Annual contract maintenance charge (note 2) ...         (88,218)         (97,006)         (34,597)         (39,849)
Contingent deferred sales charges (note 2) ....         (92,750)        (155,505)         (28,394)         (40,707)
Adjustments to maintain reserves ..............           3,551            1,215              525              548
                                                   ------------     ------------     ------------     ------------
    Net equity transactions ...................     (17,869,048)     (15,387,765)      (8,310,607)      (3,408,008)
                                                   ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         174,284       (2,871,341)      (2,122,294)         762,397
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      99,289,714      102,161,055       36,465,197       35,702,800
                                                   ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $ 99,463,998       99,289,714       34,342,903       36,465,197
                                                   ============     ============     ============     ============



                                                         DOMESTIC INCOME FUND                 EMERGING GROWTH FUND
                                                     ------------------------------     -------------------------------
                                                         1997             1996                1997            1996
                                                     -------------   --------------     --------------  ---------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................       $    660,199          960,965               --               --
Mortality, expense and administration
  charges (note 2) ............................           (115,033)        (168,344)         (41,179)         (31,824)
                                                      ------------     ------------     ------------     ------------
  Net investment activity .....................            545,166          792,621          (41,179)         (31,824)
                                                      ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........          5,623,192       10,853,804        1,698,623          613,503
Cost of mutual fund shares sold ...............         (5,435,881)     (10,480,762)      (1,524,002)        (504,539)
                                                      ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........            187,311          373,042          174,621          108,964
Change in unrealized gain (loss) on investments             90,778         (643,962)         390,722           60,368
                                                      ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............            278,089         (270,920)         565,343          169,332
                                                      ------------     ------------     ------------     ------------
Reinvested capital gains ......................                 --               --               --               --
                                                      ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........            823,255          521,701          524,164          137,508
                                                      ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................            610,662          278,859          249,000          241,262
Transfers between funds .......................         (1,206,000)      (1,182,910)        (598,377)       2,204,446
Redemptions ...................................         (2,740,231)      (4,766,789)        (252,006)        (240,314)
Annuity benefits ..............................             (2,452)          (2,143)              --               --
Annual contract maintenance charge (note 2) ...             (8,049)         (11,508)          (2,828)          (2,168)
Contingent deferred sales charges (note 2) ....            (14,395)         (38,823)          (1,043)          (3,638)
Adjustments to maintain reserves ..............                265             (327)              12              116
                                                      ------------     ------------     ------------     ------------
    Net equity transactions ...................         (3,360,200)      (5,723,641)        (605,242)       2,199,704
                                                      ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         (2,536,945)      (5,201,940)         (81,078)       2,337,212
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...         10,910,269       16,112,209        3,542,882        1,205,670
                                                      ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        $ 8,373,324       10,910,269        3,461,804        3,542,882
                                                      ============     ============     ============     ============

                                                         ENTERPRISE FUND               GLOBAL EQUITY FUND
                                                   ------------------------------  ------------------------------
                                                       1997            1996            1997            1996
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................     $   189,025         232,282           5,587           6,175
Mortality, expense and administration
  charges (note 2) ............................        (513,606)       (470,375)         (9,313)         (3,470)
                                                   ------------    ------------    ------------    ------------
  Net investment activity .....................        (324,581)       (238,093)         (3,726)          2,705
                                                   ------------    ------------    ------------    ------------

Proceeds from mutual fund shares sold .........      11,862,498       9,455,987         515,818         124,295
Cost of mutual fund shares sold ...............      (9,510,386)     (8,515,268)       (435,109)       (107,858)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........       2,352,112         940,719          80,709          16,437
Change in unrealized gain (loss) on investments       2,008,216       2,724,396         (92,300)          9,508
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............       4,360,328       3,665,115         (11,591)         25,945
                                                   ------------    ------------    ------------    ------------
Reinvested capital gains ......................       5,615,976       3,979,511         123,625           5,796
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       9,651,723       7,406,533         108,308          34,446
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................
Transfers between funds .......................         654,999       1,190,561          81,259          90,019
Redemptions ...................................         614,166         149,486         244,625         274,622
Annuity benefits ..............................      (7,063,843)     (5,475,218)       (125,840)       (100,167)
Annual contract maintenance charge (note 2) ...          (1,685)         (1,156)             -               -
Contingent deferred sales charges (note 2) ....         (32,010)        (31,954)           (747)           (259)
Adjustments to maintain reserves ..............         (31,955)        (38,948)           (750)           (601)
                                                          2,287           2,520               5               8
    Net equity transactions ...................    ------------    ------------    ------------    ------------
                                                     (5,858,041)     (4,204,709)        198,552         263,622
                                                   ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........       3,793,682       3,201,824         306,860         298,068
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      36,499,067      33,297,243         399,649         101,581
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $40,292,749      36,499,067         706,509         399,649
                                                   ============    ============    ============    ============




                                                         GOVERNMENT FUND                MONEY MARKET FUND
                                                   ----------------------------     ---------------------------
                                                       1997             1996              1997         1996
                                                   -------------   ------------     -------------- ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................     $  327,154        505,751            359,396       311,457
Mortality, expense and administration
  charges (note 2) ............................        (68,546)      (100,796)           (94,990)      (85,315)
                                                   -----------   ------------       ------------  ------------
  Net investment activity .....................        258,608        404,955            264,406       226,142
                                                   -----------   ------------       ------------  ------------

Proceeds from mutual fund shares sold .........      2,763,818      3,885,427          9,957,418    12,421,752
Cost of mutual fund shares sold ...............     (2,748,960)    (4,199,470)        (9,957,418)  (12,421,752)
                                                   -----------   ------------       ------------  ------------
  Realized gain (loss) on investments .........         14,858       (314,043)                -             -
Change in unrealized gain (loss) on investments        104,873       (102,999)                -             -
                                                   -----------   ------------       ------------  ------------
  Net gain (loss) on investments ..............        119,731       (417,042)                -             -
                                                   -----------   ------------       ------------  ------------
Reinvested capital gains ......................             -              -                  -             -
                                                   -----------   ------------       ------------  ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        378,339        (12,087)           264,406       226,142
                                                   -----------   ------------       ------------  ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................
Transfers between funds .......................         47,775        188,736             90,587       761,285
Redemptions ...................................       (624,152)    (1,241,489)         3,600,877      (907,221)
Annuity benefits ..............................     (1,327,694)    (1,803,207)        (2,137,248)   (1,519,865)
Annual contract maintenance charge (note 2) ...         (4,790)        (4,541)            (3,061)       (2,822)
Contingent deferred sales charges (note 2) ....         (4,561)        (6,182)            (5,021)       (5,045)
Adjustments to maintain reserves ..............         (7,902)       (23,417)            (8,068)       (9,369)
                                                           257             98                212        (1,746)
    Net equity transactions ...................    -----------   ------------       ------------  ------------
                                                    (1,921,067)    (2,890,002)         1,538,278    (1,684,783)
                                                   -----------   ------------       ------------  ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     (1,542,728)    (2,902,089)         1,802,684    (1,458,641)
                                                     6,260,114      9,162,203          5,071,510     6,530,151
CONTRACT OWNERS' EQUITY END OF PERIOD .........    -----------   ------------       ------------  ------------
                                                    $4,717,386      6,260,114          6,874,194     5,071,510
                                                   ===========   ============       ============  ============
                                                                                                   (Continued)

                                                            REAL ESTATE
                                                        SECURITIES PORTFOLIO
                                                   ----------------------------
                                                       1997             1996
                                                   -------------   ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................     $  18,114            1,677
Mortality, expense and administration
  charges (note 2) ............................        (7,004)          (1,019)
                                                   ----------       ----------
  Net investment activity .....................        11,110              658
                                                   ----------       ----------

Proceeds from mutual fund shares sold .........       151,568           92,820
Cost of mutual fund shares sold ...............      (127,715)         (77,089)
                                                   ----------       ----------
  Realized gain (loss) on investments .........        23,853           15,731
Change in unrealized gain (loss) on investments         9,955           14,608
                                                   ----------       ----------
  Net gain (loss) on investments ..............        33,808           30,339
                                                   ----------       ----------
Reinvested capital gains ......................        59,906              779
                                                   ----------       ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       104,824           31,776
                                                   ----------       ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................
Transfers between funds .......................        75,578           21,785
Redemptions ...................................       460,159          133,607
Annuity benefits ..............................       (85,798)         (95,295)
Annual contract maintenance charge (note 2) ...            -                -
Contingent deferred sales charges (note 2) ....          (405)             (41)
Adjustments to maintain reserves ..............          (243)              (2)
                                                          (12)              (2)
    Net equity transactions ...................    ----------       ----------
                                                      449,279           60,052
                                                   ----------       ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       554,103           91,828
                                                      141,026           49,198
CONTRACT OWNERS' EQUITY END OF PERIOD .........    ----------       ----------
                                                   $  695,129          141,026
                                                   ==========       ==========

                See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT):

           Van Kampen American Capital LIT - Asset Allocation Fund
             (formerly Van Kampen American Capital - Multiple Strategy Fund) Van Kampen American Capital LIT - Domestic Income Fund
             (formerly Van Kampen American Capital - Domestic Strategic Income
              Fund)
           Van Kampen American Capital LIT - Emerging Growth Fund
           Van Kampen American Capital LIT - Enterprise Fund
             (formerly Van Kampen American Capital - Common Stock Fund)
           Van Kampen American Capital LIT - Global Equity Fund
           Van Kampen American Capital LIT - Government Fund
           Van Kampen American Capital LIT - Money Market Fund
           Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio
             (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $35 ($30 for contracts issued in the State of New York) which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-3 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Columbus, Ohio

February 6, 1998

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NATIONWIDE LIFE INSURANCE COMPANY
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